Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Voyage revenue (note 11a)	$ 402,928	$ 399,276	$ 392,900
Voyage expenses	(3,321)	(2,857)	(1,772)
Vessel operating expenses (note 11a)	(95,808)	(99,949)	(94,536)
Depreciation and amortization	(94,127)	(97,884)	(100,474)
General and administrative (notes 11a and 16)	(23,860)	(20,444)	(18,960)
Write down of vessels (note 18)			(29,367)
Restructuring charge (note 17)	(1,989)	(1,786)	0
Income from vessel operations	183,823	176,356	147,791
Equity income (note 5)	115,478	123,282	78,866
Interest expense (notes 4 and 9)	(60,414)	(55,703)	(54,211)
Interest income (note 4)	3,052	2,972	3,502
Realized and unrealized loss on derivative instruments (note 12)	(44,682)	(14,000)	(29,620)
Foreign currency exchange gain (loss) (notes 9 and 12)	28,401	(15,832)	(8,244)
Other income	836	1,396	1,683
Net income before income tax expense	226,494	218,471	139,767
Income tax expense (note 10)	(7,567)	(5,156)	(625)
Net income	218,927	213,315	139,142
Non-controlling interest in net income	13,489	12,073	15,437
General Partner's interest in net income	31,187	25,365	21,303
Limited partners' interest in net income	$ 174,251	$ 175,877	$ 102,402
Limited partners' interest in net income per common unit:
• Basic	$ 2.30	$ 2.48	$ 1.54
• Diluted	$ 2.30	$ 2.48	$ 1.54
Weighted-average number of common units outstanding:
• Basic	75,664,435	70,965,496	66,328,496
• Diluted	75,702,886	70,996,869	66,328,496
Cash distributions declared per common unit	$ 2.7672	$ 2.7000	$ 2.6550